IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Market Risk [line items]
Total VaR (one-day measure)	$ 7.8	$ 8.2	$ 10.1
Stressed total VaR (one-day measure)	32.1	47.6	32.5
IRC (one-year measure)	109.3	130.3	125.0
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.3	7.1	6.4
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.6	1.9
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3	5.4	5.2
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.7	0.8	1.5
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	3.4	1.3
Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.0	2.1	2.5
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(7.8)	(12.2)	(8.7)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.2
Stressed total VaR (one-day measure)	52.4
IRC (one-year measure)	131.6
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.6
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.1
High [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.1
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	6.7
Stressed total VaR (one-day measure)	14.2
IRC (one-year measure)	87.7
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.3
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.5
Low [Member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.7
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.3	8.8	8.1	$ 9.0	$ 8.5
Stressed total VaR (one-day measure)	34.8	43.4	26.6	39.2	30.0
IRC (one-year measure)	103.1	133.0	133.3	118.4	138.1
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0	7.1	6.9	7.0	8.3
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.4	1.4	2.3	1.4	5.3
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.1	5.7	4.3	5.9	4.6
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	1.1	1.8	1.0	1.9
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.5	2.5	2.7	2.5	2.9
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.2	1.7	2.2	2.0	2.4
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.7)	$ (10.7)	$ (12.1)	$ (10.8)	$ (16.9)